Equity - Summary of Stock Option Activity (Details)	6 Months Ended
Jun. 30, 2018 USD ($) $ / shares shares
Equity [Abstract]
Option Outstanding, Balance Beginning | shares	2,918,000
Option Outstanding, Exercised | shares	(802,800)
Option Outstanding, Canceled | shares	(61,000)
Option Outstanding, Balance Ending | shares	2,054,200
Option Outstanding, Vested and expected to be vested | shares	1,528,000
Option Outstanding, Options Exercisable | shares	378,400
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 1.14
Weighted Average Exercise Price, Exercised | $ / shares	1.21
Weighted Average Exercise Price, Forfeited | $ / shares	1.15
Weighted Average Exercise Price, Ending Balance | $ / shares	1.11
Weighted Average Exercise Price, Vested and expected to be vested | $ / shares	1.08
Weighted Average Exercise Price, Options Exercisable | $ / shares	$ 0.99
Weighted Average Remaining Contractual Life (Years) Beginning	3 years 4 months 24 days
Weighted Average Remaining Contractual Life (Years) Ending	2 years 10 months 25 days
Weighted Average Remaining Contractual Life (Years) Vested and expected to be vested	2 years 10 months 25 days
Weighted Average Remaining Contractual Life (Years) Options exercisable	2 years 10 months 25 days
Aggregated Intrinsic Value, Outstanding Beginning | $	$ 996,860
Aggregated Intrinsic Value, Outstanding Ending | $	390,358
Aggregated Intrinsic Value, Vested and expected to be vested | $	332,440
Aggregated Intrinsic Value, Options exercisable | $	$ 116,776